Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, and Classification of Depreciation
The following table illustrates the classification of depreciation in the Consolidated Statements of Operations and Comprehensive Loss:

	Years ended
	December 31, 2019 $	December 31, 2018 $
Cost of revenues	1,253	5,950
Sales and marketing	4,929	4,087
Research and development	7,940	4,900
General and administrative	2,657	1,968
	16,779	16,905

	December 31, 2019
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	110,477	24,675	85,802
Computer equipment	18,141	10,989	7,152
Fulfillment robots	3,220	197	3,023
Office furniture and equipment	25,821	10,400	15,421
	157,659	46,261	111,398

	December 31, 2018
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	63,402	16,498	46,904
Computer equipment	14,293	7,540	6,753
Office furniture and equipment	14,092	6,137	7,955
	91,787	30,175	61,612